Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO NEOs for 2025, 2024 and 2023 and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. We do not currently use any other financial performance measure to link CAP to the CEO and our other NEOs to the Company’s performance.

Pay Versus Performance Table

Year	Summary compensation table total PEO 1(1)	Summary compensation table total PEO 2(1)	Summary compensation table total PEO 3(1)	Compensation actually paid to PEO 1(1)(2)	Compensation actually paid to PEO 2(1)(2)	Compensation actually paid to PEO 3(1)(2)	Average summary compensation table total for non-CEO NEOs(1)	Average compensation actually paid to non-CEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income ($000)(4)
2025	$5,777,846	—	—	$8,283,181	—	—	$4,003,740	$10,998,273	$508.46	$(380,789)
2024	$2,170,352	$1,002,566	$2,548,205	$2,170,352	$833,859	$3,575,260	$1,623,647	$1,733,398	$114.65	$(450,554)
2023	—	$1,848,758	$1,950,218	—	$514,962	$591,910	$1,317,925	$258,204	$83.96	$(73,096)

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(1)      PEO 1 refers to Daniel Barcelo, our current PEO, PEO 2 refers to Birger Steen, and PEO 3 refers to Tom Einar Jensen. Amounts represent CAP to our CEO(s) and the average CAP to our remaining NEOs for the relevant year, as determined under SEC rules and described below, which includes the following individuals for each year:

(2)     SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO as realized income, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The equity values are computed in accordance with the methodology used for financial reporting purposes. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items is included in the table below.

	2025
	PEO 1	Average Non-CEO NEOs
SCT Total	$5,777,846	$4,003,740
Deduction for amounts reported in the “Stock Awards” column in the SCT	$3,752,000	$2,733,600
Deduction for amounts reported in the “Option Awards” column in the SCT	$0	$135,000
Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year	$4,453,336	$7,712,529
Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year	$0	$1,732,152
Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year	$0	$(264,047)
Fair value of awards that are granted and vested during the covered year	$1,803,999	$682,500
Deduction for awards granted in prior years that are determined to fail to meet the applicable vesting conditions	$0	$0
CAP	$8,283,181	$10,998,273

(3)      TSR is determined based on the end of the year value of $100 invested for the period from December 31, 2022 through the end of the listed fiscal year.

(4)      The amounts in this column represent the Company’s disclosed net loss for each reported year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,003,740	$ 1,623,647	$ 1,317,925
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 10,998,273	1,733,398	258,204
Compensation Actually Paid vs. Total Shareholder Return

Description of the Relationship Between Pay and Performance

The following chart sets forth the relationship between CAP to our PEO 1, PEO 2, and PEO 3 and average CAP to our other named executive officers and Company total stockholder return for the years ended 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income

The following charts set forth the relationship between CAP to our PEO 1, PEO 2, and PEO 3 and average CAP to our other named executive officers and the Company’s net income (loss) for the years ended 2023, 2024 and 2025.

Tabular List, Table
Year	CEO	Non-CEO Named Executive Officers
2025	Daniel Barcelo	Joseph Evan Calio and Einar GS Kilde
2024	Daniel Barcelo, Birger Steen and Tom Einar Jensen	Joseph Evan Calio, Einar GS Kilde and Oscar K. Brown
2023	Birger Steen and Tom Einar Jensen	Oscar K. Brown, Jeremy Bezdek, Andreas Bentzen, Are L. Brautaset, Jan Arve Haugan and Tove Nilsen Ljungquist

Total Shareholder Return Amount	[3]	$ 508.46	114.65	83.96
Net Income (Loss)	[4]	$ (380,789)	$ (450,554)	$ (73,096)
PEO Name		Daniel Barcelo	Daniel Barcelo, Birger Steen and Tom Einar Jensen	Birger Steen and Tom Einar Jensen
Measure:: 1
Pay vs Performance Disclosure
Name			Joseph Evan Calio, Einar GS Kilde and Oscar K. Brown
Measure:: 2
Pay vs Performance Disclosure
Name				Oscar K. Brown, Jeremy Bezdek, Andreas Bentzen, Are L. Brautaset, Jan Arve Haugan and Tove Nilsen Ljungquist
Measure:: 3
Pay vs Performance Disclosure
Name		Joseph Evan Calio and Einar GS Kilde
Daniel Barcelo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 5,777,846	$ 2,170,352
PEO Actually Paid Compensation Amount	[1],[2]	8,283,181	2,170,352
Daniel Barcelo [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,752,000
Daniel Barcelo [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Daniel Barcelo [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,453,336
Daniel Barcelo [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Daniel Barcelo [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Daniel Barcelo [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,803,999
Daniel Barcelo [Member] | Deduction for awards granted in prior years that are determined to fail to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Birger Steen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]		1,002,566	1,848,758
PEO Actually Paid Compensation Amount	[1],[2]		833,859	514,962
Tom Einar Jensen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]		2,548,205	1,950,218
PEO Actually Paid Compensation Amount	[1],[2]		$ 3,575,260	$ 591,910
Average Non-CEO NEOs [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		4,003,740
Non-PEO NEO Average Compensation Actually Paid Amount		10,998,273
Average Non-CEO NEOs [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,733,600
Average Non-CEO NEOs [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		135,000
Average Non-CEO NEOs [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,712,529
Average Non-CEO NEOs [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,732,152
Average Non-CEO NEOs [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(264,047)
Average Non-CEO NEOs [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		682,500
Average Non-CEO NEOs [Member] | Deduction for awards granted in prior years that are determined to fail to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	PEO 1 refers to Daniel Barcelo, our current PEO, PEO 2 refers to Birger Steen, and PEO 3 refers to Tom Einar Jensen. Amounts represent CAP to our CEO(s) and the average CAP to our remaining NEOs for the relevant year, as determined under SEC rules and described below, which includes the following individuals for each year:
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO as realized income, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The equity values are computed in accordance with the methodology used for financial reporting purposes. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items is included in the table below.

	2025
	PEO 1	Average Non-CEO NEOs
SCT Total	$5,777,846	$4,003,740
Deduction for amounts reported in the “Stock Awards” column in the SCT	$3,752,000	$2,733,600
Deduction for amounts reported in the “Option Awards” column in the SCT	$0	$135,000
Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year	$4,453,336	$7,712,529
Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year	$0	$1,732,152
Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year	$0	$(264,047)
Fair value of awards that are granted and vested during the covered year	$1,803,999	$682,500
Deduction for awards granted in prior years that are determined to fail to meet the applicable vesting conditions	$0	$0
CAP	$8,283,181	$10,998,273

[3]	TSR is determined based on the end of the year value of $100 invested for the period from December 31, 2022 through the end of the listed fiscal year.
[4]	The amounts in this column represent the Company’s disclosed net loss for each reported year.